Schedule of Investments July 31, 2020 (Unaudited)

Jackson Square Select 20 Growth Fund

Description	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 14.5%
GCI Liberty - Class A*	4,631	$363,024
Match Group*	1,780	182,834
New York Times - Class A	9,657	445,574
		991,432
Consumer Discretionary - 10.6%
Amazon.com*	160	506,349
Dollar General	1,146	218,198
		724,547
Consumer Staples - 6.6%
Grocery Outlet Holding*	10,273	451,909
Financials - 4.8%
KKR & Co. - Class A	9,396	332,337
Health Care - 7.0%
IQVIA Holdings*	1,930	305,693
Nevro *	1,319	175,374
		481,067
Industrials - 7.3%
Uber Technologies*	8,200	248,132
Waste Management	2,278	249,669
		497,801
Information Technology - 44.7%#
Bill.com Holdings*	3,178	295,904
Coupa Software*	1,053	322,692
Elastic*	3,249	312,521
LiveRamp Holdings*	6,878	313,430
Microsoft	3,705	759,562
ServiceNow*	542	238,046
Twilio - Class A*	1,569	435,272
Visa - Class A	2,029	386,322
		3,063,749
Materials - 4.0%
Ball	3,690	271,695
TOTAL COMMON STOCKS
(Cost $4,166,262)		6,814,537

SHORT-TERM INVESTMENT - 0.7%
Money Market Deposit Account - 0.7%
US Bank N.A., 0.02% (a)
Total Money Market Deposit Account	44,493	44,493
TOTAL SHORT-TERM INVESTMENT
(Cost $44,493)		44,493

Total Investments - 100.2%
(Cost $4,210,755)		6,859,030
Liabilities in Excess of Other Assets - (0.2)%		(11,190)
Total Net Assets - 100.0%		$6,847,840

*	Non-income producing security.
#
As of July 31, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

(a)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,814,537	$-	$-	$6,814,537
Short-Term Investment	44,493	–	–	44,493
Total Investments	$6,859,030	$-	$-	$6,859,030

Refer to the Schedule of Investments for further information on the classification of investments.